[EATON VANCE LOGO]                                  [PICTURE OF EDUCATION]







ANNUAL REPORT SEPTEMBER 30, 1999



                                    EATON VANCE
                                      NATIONAL
[PICTURE OF FREEWAY]                 MUNICIPALS
                                        FUND




                          GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION







[PICTURE OF BRIDGE]

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 1999


Letter to Shareholders

[PHOTO]
Thomas J. Fetter
President


Eaton Vance National Municipals Fund paid its shareholders monthly income dividends totalling $0.637 per share for Class A shares, $0.513 for Class B shares, $0.479 for Class C shares, and $0.149 for Class I shares (inception date July 1, 1999) during the year ended September 30, 1999.(1) Based on the Fund's most recent distribution and its net asset value per share on September 30, 1999, the Fund's annualized distribution rates were 6.03% for Class A, 5.18% for Class B, 5.09% for Class C, and 6.14% for Class I.(2) The SEC 30-day yields on that date were 5.79% for Class A, 5.25% for Class B, 5.24% for Class C, and 6.25% for Class I.(3)

The past year has been challenging for the municipal market. At the outset, continued low inflation provided a fairly positive environment for the tax-exempt sector. The U.S. economy grew 4.6% in the first quarter, before posting a more moderate 2.3% growth rate in the second quarter. While inflation appeared to remain fairly well in check, rising energy prices and labor cost pressures caught the eye of the Federal Reserve. In late June, the Fed raised its Federal funds rate - a key short-term interest rate barometer
- by 25 basis points (.25%), and repeated the move in August.

While municipal bonds gained ground on Treasuries in the first quarter, by fall the municipal market had been affected by the uncertainty about possible Federal Reserve actions as well as confusion over tax proposals pending in Congress. For the year ended September 30, 1999, the Lehman Brothers 7-Year Municipal Bond Index - a widely recognized, unmanaged index of intermediate-term municipal bonds - posted a return of 0.57%.(4)

  Municipal bonds yield 96% of Treasury yields

            5.83%                   9.11%

30-Year AAA rated              Taxable equivalent yield
General Obligation (GO) Bonds* in 36% tax bracket

            6.05%

30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 1999.


Municipal bonds remain an undervalued asset class...

Municipal bonds can be a compelling alternative for investors, especially at their recent levels. With their competitive yields, lower volatility and tax-exempt status, municipal bonds merit consideration from risk-conscious, income-oriented investors. At Eaton Vance, we believe that, amid rising surpluses and modest inflation pressures, the outlook for bonds is quite favorable. In this climate, municipals represent a prudent way to diversify one's investment portfolio while lowering one's tax burden.

Sincerely,

/s/ THOMAS J. FETTER

Thomas J. Fetter
President
November 11, 1999

-------------------------------------------------------------------------------------
Performance(5)                                     Class A  Class B  Class C  Class I
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------  ----------------------------------
One Year                                            -5.14%   -5.90%   -5.92%    N.A.
Five Years                                           7.17     6.29     6.11     N.A.
Ten Years                                            N.A.     6.61     N.A.     N.A.
Life of Fund+                                        7.15     6.70     4.18    -2.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------
One Year                                            -9.64%  -10.38%   -6.81%    N.A.
Five Years                                           6.13     5.98     6.11     N.A.
Ten Years                                            N.A.     6.61     N.A.     N.A.
Life of Fund+                                        6.21     6.70     4.18    -2.44

+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

(1)A portion of the Fund's income could be subject to federal income tax and/or federal alternative minimum tax. Income may be subject to state tax.

(2)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution rate per share (annualized) by the net asset value.

(3)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4)It is not possible to invest directly in an Index.

(5)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 1999

MANAGEMENT DISCUSSION

AN INTERVIEW WITH THOMAS M. METZOLD, VICE PRESIDENT AND PORTFOLIO MANAGER OF NATIONAL MUNICIPALS PORTFOLIO

                                                           [PHOTO]
                                                           Thomas M. Metzold
                                                           Portfolio Manager

Q: Tom, can you give us some background on what happened in the municipal market this year?

A: As we mentioned in the opening letter of this report, the municipal bond market was adversely affected by rising interest rates and uncertainty regarding future moves by the Federal Reserve Board. In addition, the demand side of the market had a very poor year. Municipals were the forgotten asset class, and sources of municipal demand, which typically include the institutional, retail, and arbitrage sectors, did not demonstrate the levels of demand they have in the past. The significant decline in demand created a supply/demand imbalance, which resulted in declining prices and increasing yields.

Q: Can you explain more about supply and demand in the muni market?

A: Yes. The muni market is unique in that municipals are purchased only by people living in the United States, whereas Treasuries can be purchased by investors all around the world. This contributes to limited demand, and makes municipals more susceptible to supply/demand imbalances.

   In addition, with the stock market doing as well as it has over the past few years, munis were less attractive to some investors, who viewed them as too staid or conservative. This resulted in decreased demand and was another reason the market underperformed this year. As a result of the municipal market's underperformance, municipals continue to be undervalued, and therefore are an attractive asset class which can add value for investors looking to rebalance their portfolios.

   As far as the supply aspect, muni supply comes from two places: new issues and the restructuring of existing issues. With interest rates rising as much as they have, it has been increasingly difficult for refundings to take place. With that aspect of supply easing, and with demand increasing, the supply/demand equilibrium should come back into balance.

Five Largest Sector Positions+
------------------------------------
By total net assets

Escrowed/Prerefunded                17.7%
Industrial Development Revenue      11.8%
Insured - Electric Utilities         6.5%
Nursing Home                         6.5%
Hospital                             5.8%

+ Private insurance does not remove the risk associated with these investments.

Rating Distribution+
------------------------------------
By total net assets

[PIE CHART]

+ Portfolio Sector Positions and Rating Distribution are subject to change.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 1999

MANAGEMENT DISCUSSION

Q: How did the Portfolio perform in this context?

A: While the Fund has underperformed its peer group this year, we believe that over the longer term, it can outperform its peer group if interest rates decline. Also, not only has the Fund offered superior income distribution, its total return over time is still excellent. Despite underperforming in 1999, it was still the Lipper number-two ranked fund (Class A shares) for the five years ended September 30, 1999.* Over the long term the Fund has an excellent track record.

Q: You mentioned asset allocation. Why should municipal bonds be a part of an investor's portfolio?

A: Munis are very attractive from an after-tax yield perspective. If we look at the taxable- equivalent yield of this fund, which is close to 10% for the 39.6% tax bracket, it compares quite favorably with similarly structured asset classes with comparable credit quality.

   In addition, the muni market is undervalued because of a supply/demand imbalance. Since we are beginning to see demand increase and supply pressures ease, munis are likely to outperform other fixed-income asset classes as the supply/demand situation becomes more balanced.

Q: What are the benefits of being in the Fund in this uncertain investment climate?

A: The Portfolio, with its exceptional call protection, is geared toward the long-term. Although this may make it more susceptible to market volatility, we believe a long-term approach affords a prudent way to capitalize on the opportunities that exist in this complex market. We further believe that investors should diversify across all asset classes. Munis make a lot of sense in that context, not only because they provide excellent diversification, but also because they are so undervalued. Right now, compared to other fixed-income alternatives, the taxable-equivalent yields are second-to-none. We think that makes them a very good buying opportunity right now.

*Source: Lipper Inc. National Municipals Fund ranked #2 among 158 municipal funds for the 5 years ended 9/30/99. For the one year ended 9/30/99, National Municipals Fund ranked #239 out of 258 funds. Rankings are for Class A shares only, ranking for other classes may vary. Rankings are based on percentage change in net asset value and do not take sales charge into consideration. Past performance is no guarantee of future results. It is not possible to invest directly in a Lipper category.

EATON VANCE NATIONAL MUNICIPALS FUND as of September 30, 1999

PERFORMANCE

[MOUNTAIN CHART]

Performance**                                      Class A  Class B  Class C  Class I
-------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------  ----------------------------------
One Year                                            -5.14%   -5.90%   -5.92%    N.A.
Five Years                                           7.17     6.29     6.11     N.A.
Ten Years                                            N.A.     6.61     N.A.     N.A.
Life of Fund+                                        7.15     6.70     4.18    -2.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------------
One Year                                            -9.64%  -10.38%   -6.81%    N.A.
Five Years                                           6.13     5.98     6.11     N.A.
Ten Years                                            N.A.     6.61     N.A.     N.A.
Life of Fund+                                        6.21     6.70     4.18    -2.44

+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93;
 Class I: 7/1/99

* Source: TowersData Systems, Bethesda, MD. Investment operations commenced 12/19/85. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund (Class B) and in the Lehman Brothers Municipal Bond Index. An investment in the Fund's Class A shares on 4/30/94 at net asset value would have grown to $14,298 on September 30, 1999, $13,619 including applicable CDSC. An investment in the Fund's Class C shares on 12/31/93 at net asset value would have grown to $12,687 on September 30, 1999. An investment in the Fund's Class I shares at its inception on 7/1/99 at net asset value would have grown to $9,756 on September 30, 1999. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

-------------------------------------------------------------------------------
Federal income tax information on distributions. For federal income tax purposes, 99.85% of the total dividends paid by the Fund from net investment income during the fiscal year ended September 30, 1999 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
--------------------------------------------------------
Investment in National Municipals
   Portfolio, at value
   (identified cost, $2,101,899,239)      $2,125,544,790
Receivable for Fund shares sold                2,321,315
--------------------------------------------------------
TOTAL ASSETS                              $2,127,866,105
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    4,571,009
Dividends payable                              4,438,703
Payable to affiliate for Trustees' fees            1,267
Accrued expenses                               2,383,832
--------------------------------------------------------
TOTAL LIABILITIES                         $   11,394,811
--------------------------------------------------------
NET ASSETS                                $2,116,471,294
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $2,097,313,677
Accumulated net realized loss from
   Portfolio                                  (1,791,717)
Accumulated distributions in excess of
   net investment income                      (2,696,217)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           23,645,551
--------------------------------------------------------
TOTAL                                     $2,116,471,294
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  211,205,554
SHARES OUTSTANDING                            20,227,870
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        10.44
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $10.44)      $        10.96
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $1,764,615,872
SHARES OUTSTANDING                           181,179,995
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.74
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  140,182,340
SHARES OUTSTANDING                            15,101,450
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.28
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      467,528
SHARES OUTSTANDING                                48,653
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         9.61
--------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 1999
Investment Income
-------------------------------------------------------
Interest allocated from Portfolio         $ 146,903,416
Expenses allocated from Portfolio            (9,914,546)
-------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 136,988,870
-------------------------------------------------------

Expenses
-------------------------------------------------------
Trustees fees and expenses                $       6,086
Distribution and service fees
   Class A                                      322,869
   Class B                                   19,562,364
   Class C                                    1,420,267
Transfer and dividend disbursing agent
   fees                                       1,634,818
Registration fees                               110,356
Printing and postage                            103,560
Legal and accounting services                    16,817
Custodian fee                                     4,334
Miscellaneous                                   132,104
-------------------------------------------------------
TOTAL EXPENSES                            $  23,313,575
-------------------------------------------------------

NET INVESTMENT INCOME                     $ 113,675,295
-------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  29,879,275
   Financial futures contracts                1,881,412
-------------------------------------------------------
NET REALIZED GAIN                         $  31,760,687
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(284,216,833)
   Financial futures contracts                3,608,750
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(280,608,083)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(248,847,396)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(135,172,101)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      113,675,295  $      109,780,538
   Net realized gain                              31,760,687          62,170,469
   Net change in unrealized appreciation
      (depreciation)                            (280,608,083)         14,051,015
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (135,172,101) $      186,002,022
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (10,782,875) $       (4,961,910)
      Class B                                    (96,032,463)       (101,970,342)
      Class C                                     (6,816,227)         (4,580,088)
      Class I                                         (3,068)                 --
   In excess of net investment income
      Class B                                       (642,529)         (2,428,253)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (114,277,162) $     (113,940,593)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      132,294,349  $      102,611,748
      Class B                                    163,062,444         225,630,573
      Class C                                     67,007,386          56,423,943
      Class I                                        467,716                  --
   Issued in reorganization of EV
      Traditional and EV Classic
      National Municipals Funds
      Class A                                             --          49,435,356
      Class C                                             --          82,777,583
   Net asset value of shares issued to
      shareholders in
      payment of distributions declared
      Class A                                      5,807,264           2,455,264
      Class B                                     37,369,476          40,750,734
      Class C                                      4,191,417           2,814,562
      Class I                                          2,734                  --
   Cost of shares redeemed
      Class A                                    (51,471,895)        (11,442,195)
      Class B                                   (294,751,646)       (301,849,492)
      Class C                                    (38,042,760)        (22,311,421)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       25,936,485  $      227,296,655
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (223,512,778) $      299,358,084
--------------------------------------------------------------------------------

                                          YEAR ENDED          YEAR ENDED
NET ASSETS                                SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
At beginning of year                      $    2,339,984,072  $    2,040,625,988
--------------------------------------------------------------------------------
AT END OF YEAR                            $    2,116,471,294  $    2,339,984,072
--------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment
income included in net assets
--------------------------------------------------------------------------------
AT END OF YEAR                            $       (2,696,217) $       (2,345,554)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                 -------------------------
                                 YEAR ENDED SEPTEMBER 30,
                                 -------------------------
                                    1999          1998
----------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 11.650      $ 11.260
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income             $  0.636      $  0.644
Net realized and unrealized
   gain (loss)                      (1.209)        0.398
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.573)     $  1.042
----------------------------------------------------------

Less distributions
----------------------------------------------------------
From net investment income        $ (0.637)     $ (0.652)
----------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.637)     $ (0.652)
----------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.440      $ 11.650
----------------------------------------------------------

TOTAL RETURN(1)                      (5.14)%        9.49%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year
   (000's omitted)                $211,206      $146,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        0.71%         0.71%
   Expenses after custodian
      fee reduction(2)                0.69%         0.69%
   Net investment income              5.67%         5.60%
Portfolio Turnover of the
   Portfolio                            60%           28%
----------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                 -------------------------------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,
                                 -------------------------------------------------------------------
                                    1999          1998          1997          1996          1995
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                       $   10.870    $   10.530    $    9.900    $    9.800    $    9.410
----------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------
Net investment income            $    0.508    $    0.523    $    0.550    $    0.557    $    0.570
Net realized and unrealized
   gain (loss)                       (1.126)        0.361         0.634         0.096         0.395
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                    $   (0.618)   $    0.884    $    1.184    $    0.653    $    0.965
----------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------
From net investment income       $   (0.508)   $   (0.531)   $   (0.554)   $   (0.553)   $   (0.570)
In excess of net investment
   income                            (0.004)       (0.013)           --            --        (0.005)
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS              $   (0.512)   $   (0.544)   $   (0.554)   $   (0.553)   $   (0.575)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR   $    9.740    $   10.870    $   10.530    $    9.900    $    9.800
----------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       (5.90)%        8.60%        12.33%         6.84%        10.60%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)               $1,764,616    $2,071,078    $2,040,626    $2,101,632    $2,191,240
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                         1.53%         1.53%         1.60%         1.55%         1.53%
   Expenses after custodian
      fee reduction(2)                 1.51%         1.51%         1.60%         1.54%         1.52%
   Net investment income               4.86%         4.87%         5.45%         5.62%         6.00%
Portfolio Turnover of the
   Portfolio                             60%           28%           17%           19%           54%
----------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                 -------------------------
                                 YEAR ENDED SEPTEMBER 30,
                                 -------------------------
                                    1999          1998
----------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.350      $ 10.010
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income             $  0.482      $  0.493
Net realized and unrealized
   gain (loss)                      (1.073)        0.349
----------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.591)     $  0.842
----------------------------------------------------------

Less distributions
----------------------------------------------------------
From net investment income        $ (0.479)     $ (0.502)
----------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.479)     $ (0.502)
----------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.280      $ 10.350
----------------------------------------------------------

TOTAL RETURN(1)                      (5.92)%        8.59%
----------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------
Net assets, end of year
   (000's omitted)                $140,182      $122,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.54%         1.54%
   Expenses after custodian
      fee reduction(2)                1.52%         1.52%
   Net investment income              4.84%         4.83%
Portfolio Turnover of the
   Portfolio                            60%           28%
----------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                         CLASS I
                                 -----------------------
                                 PERIOD ENDED
                                 SEPTEMBER 30, 1999(1)
--------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
--------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------
Net investment income                     $ 0.149
Net realized and unrealized
   loss                                    (0.390)
--------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(0.241)
--------------------------------------------------------

Less distributions
--------------------------------------------------------
From net investment income                $(0.149)
--------------------------------------------------------
TOTAL DISTRIBUTIONS                       $(0.149)
--------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 9.610
--------------------------------------------------------

TOTAL RETURN(2)                             (2.44)%
--------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $   468
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                               0.55%(4)
   Expenses after custodian
      fee reduction(3)                       0.53%(4)
   Net investment income                     6.12%(4)
Portfolio Turnover of the
   Portfolio                                   60%
--------------------------------------------------------

(1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the corresponding Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $1,571,525 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through the Fund Reorganization (see Note 8) and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2005. Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended September 30, 1999, accumulated distributions in excess of net investment income decreased by $251,204 and accumulated net realized loss from Portfolio increased by $251,204 due to permanent differences between book and tax accounting. Net investment income, net realized gains and net assets were not affected by these reclassifications.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund and) or classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS A                                   1999          1998
    --------------------------------------------------------------------
    Sales                                       11,806,517     8,929,025
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                        521,090       213,017
    Redemptions                                 (4,636,351)     (994,852)
    Issued to EV Traditional National
     Municipals
     Fund Shareholders                                  --     4,389,424
    --------------------------------------------------------------------
    NET INCREASE                                 7,691,256    12,536,614
    --------------------------------------------------------------------

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS B                                   1999          1998
    --------------------------------------------------------------------
    Sales                                       15,476,801    21,046,222
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                      3,573,074     3,796,542
    Redemptions                                (28,384,309)  (28,163,550)
    --------------------------------------------------------------------
    NET DECREASE                                (9,334,434)   (3,320,786)
    --------------------------------------------------------------------

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS C                                   1999          1998
    --------------------------------------------------------------------
    Sales                                        6,674,087     5,517,422
    Issued to shareholders electing to
     receive payment of distribution in Fund
     shares                                        421,840       275,339
    Redemptions                                 (3,859,279)   (2,196,022)
    Issued to EV Classic National Municipals
     Fund Shareholders                                  --     8,268,063
    --------------------------------------------------------------------
    NET INCREASE                                 3,236,648    11,864,802
    --------------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   SEPTEMBER 30, 1999(1)
    ---------------------------------------------------------------
    Sales                                                    48,369
    Issued to shareholders electing to
     receive
     payment of distribution in Fund shares                     284
    ---------------------------------------------------------------
    NET INCREASE                                             48,653
    ---------------------------------------------------------------

    (1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $75,070 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $14,820,158 and $1,065,200 for Class B and Class C shares, respectively, to or payable to EVD for the year ended September 30, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $6,408,000 and $14,115,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended September 30, 1999 amounted to $322,869, $4,742,206, and $355,067 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,980,000 and $80,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended September 30, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $375,986,994 and $478,708,432, respectively, for the year ended September 30, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On October 1, 1997, the EV Marathon National Municipals Fund acquired the net assets of the EV Traditional National Municipals Fund and EV Classic National Municipals Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon National Municipals Fund, at the closing, issued 4,389,424 Class A shares and 8,268,063 Class C shares of the Fund having an aggregate value of $49,435,356 and $82,777,583, respectively. As a result, the Fund issued one Class A share and one Class C share for each share of EV Traditional National Municipals Fund and EV Classic National Municipals Fund, respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. The EV Traditional National Municipals Fund's and EV Classic National Municipals Fund's net assets at the date of the transaction were $49,435,356 and $82,777,583, respectively, including $3,854,847 and $6,655,724 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance National Municipals Fund (formerly "EV Marathon National Municipals Fund") were $2,172,838,927 with a net asset value of $11.26, $10.53 and $10.01 for Class A, Class B and Class C shares, respectively.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended September 30, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 29, 1999

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.8%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-------------------------------------------------------------------------------
Assisted Living -- 5.0%
-------------------------------------------------------------------------------
      $ 6,035          Arizona Health Facilities Authority,
                       (Care Institute, Inc. - Mesa),
                       7.625%, 1/1/26                            $    6,002,773
       17,070          Bell County, TX, Health Facilities
                       Authority, (Care Institute, Inc.,
                       Texas), 9.00%, 11/1/24                        18,777,171
        3,060          Chester, PA, IDA, (Senior LifeChoice of
                       Kimberton), (AMT), 8.50%, 9/1/25               3,355,810
        5,000          Chester, PA, IDA, (Senior LifeChoice of
                       Paoli, L.P.), (AMT), 8.05%, 1/1/24             5,378,950
        4,960          Delaware, PA, IDA, (Glen Riddle), (AMT),
                       8.625%, 9/1/25                                 5,469,194
       10,000          Glen Cove, NY, IDA, (Regency at Glen
                       Cove), 9.50%, 7/1/12                          10,487,300
       15,000          Illinois Development Finance Authority,
                       (Care Institute, Inc. - Illinois),
                       7.80%, 6/1/25                                 15,745,050
        4,605          New Jersey EDA, (Chelsea at East
                       Brunswick), (AMT), 8.25%, 10/1/20              4,900,917
        9,715          New Jersey EDA, (Forsgate), (AMT),
                       8.625%, 6/1/25                                10,779,375
        4,935          North Syracuse Village Housing
                       Authority, NY, (AJM Senior Housing,
                       Inc., Janus Park), 8.00%, 6/1/24               4,760,202
        7,915          Roseville, MN, Elder Care Facility,
                       (Care Institute, Inc. - Roseville),
                       7.75%, 11/1/23                                 7,770,393
       12,430          St. Paul, MN, Housing and Redevelopment,
                       (Care Institute, Inc. - Highland),
                       8.75%, 11/1/24                                13,816,194
-------------------------------------------------------------------------------
                                                                 $  107,243,329
-------------------------------------------------------------------------------
Cogeneration -- 5.6%
-------------------------------------------------------------------------------
      $22,150          Maryland Energy Cogeneration, (AES
                       Warrior Run), (AMT), 7.40%, 9/1/19        $   23,381,097
       30,775          New Jersey EDA, (Vineland Cogeneration),
                       (AMT), 7.875%, 6/1/19                         32,423,617
       12,950          Palm Beach County, FL, (Osceola Power),
                       (AMT), 6.95%, 1/1/22(1)                        7,834,750
        6,100          Pennsylvania EDA, (Northampton
                       Generating), (AMT), 6.50%, 1/1/13              6,199,247
       18,450          Pennsylvania EDA, (Northampton
                       Generating), (AMT), 6.60%, 1/1/19             18,984,127
        7,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.875%, 1/1/11                                 7,123,900
        5,000          Pennsylvania EDA, (Northampton
                       Generating), Junior Liens, (AMT),
                       6.95%, 1/1/21                                  5,113,400
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Cogeneration (continued)
-------------------------------------------------------------------------------
      $35,000          Robbins, Cook County, IL, (Robbins
                       Resource Recovery Partners, L.P.),
                       8.375%, 10/15/16                          $   18,812,500
-------------------------------------------------------------------------------
                                                                 $  119,872,638
-------------------------------------------------------------------------------
Economic Development Revenue -- 1.0%
-------------------------------------------------------------------------------
      $21,775          New Jersey EDA, (Continental Airlines),
                       (AMT), 6.25%, 9/15/29                     $   21,185,768
-------------------------------------------------------------------------------
                                                                 $   21,185,768
-------------------------------------------------------------------------------
Education -- 1.4%
-------------------------------------------------------------------------------
      $ 4,130          California Educational Facilities
                       Authority, (Stanford University),
                       Variable Rate, 6/1/27(2)                  $    3,558,780
       12,500          Houston, TX, Higher Education Finance
                       Corp., Variable Rate, 5/15/23(2)(3)           10,742,750
        9,000          New York Dormitory Authority, (State
                       University Educational Facilities),
                       7.50%, 5/15/11                                10,408,230
        5,000          Vermont Educational and Health Buildings
                       Financing Agency, (Middlebury College),
                       5.00%, 11/1/38                                 4,265,550
-------------------------------------------------------------------------------
                                                                 $   28,975,310
-------------------------------------------------------------------------------
Electric Utilities -- 1.4%
-------------------------------------------------------------------------------
      $ 9,500          Intermountain Power Agency, UT,
                       5.00%, 7/1/23                             $    8,419,660
       22,000          Long Island Power Authority, NY,
                       Electric System Revenue,
                       5.50%, 12/1/29(4)                             20,545,140
-------------------------------------------------------------------------------
                                                                 $   28,964,800
-------------------------------------------------------------------------------
Escrowed / Prerefunded -- 17.7%
-------------------------------------------------------------------------------
      $ 6,317          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       Prerefunded to 2/1/03, 8.625%, 2/1/20     $    7,244,099
       42,500          Bakersfield, CA, (Bakersfield Assisted
                       Living Center), Escrowed to Maturity,
                       0.00%, 4/15/21                                11,562,550
        2,200          Bexar County, TX, Health Facilities,
                       (St. Luke's Lutheran), Escrowed to
                       Maturity, 7.00%, 5/1/21                        2,556,092
      171,955          Colorado Health Facilities Authority,
                       (Liberty Heights), Escrowed to Maturity,
                       0.00%, 7/15/24                                37,168,073
      244,325          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                52,065,657
       11,175          Dawson Ridge, CO, Metropolitan District
                       #1, Escrowed to Maturity,
                       0.00%, 10/1/22                                 2,381,392
        6,000          District of Columbia, (Washington
                       Hospital Center Issue - Medlantic
                       Healthcare Group, Inc.), Prerefunded to
                       8/15/02, 7.125%, 8/15/19                       6,537,900

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------------
      $ 7,000          Florida, (Mid-Bay Bridge Authority),
                       Escrowed to Maturity, 6.875%, 10/1/22     $    8,037,050
        4,135          Hazelton Luzerne, PA, (Saint Joseph
                       Medical Center), Prerefunded to 7/1/03,
                       8.375%, 7/1/12                                 4,675,693
      101,555          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/23                                21,099,067
       60,360          Illinois Development Finance Authority,
                       (Regency Park), Escrowed to Maturity,
                       0.00%, 7/15/25                                10,988,538
        4,650          Illinois HEFA, (Chicago Osteopathic
                       Health Systems), Escrowed to Maturity,
                       7.125%, 5/15/11                                5,252,500
        4,500          Illinois HEFA, (Chicago Osteopathic
                       Health Systems), Prerefunded to
                       11/15/19, 7.25%, 5/15/22                       5,247,270
       11,395          Louisiana Public Facilities Authority,
                       (Southern Baptist Hospitals, Inc.),
                       Escrowed to Maturity, 8.00%, 5/15/12          13,366,563
        5,675          Maricopa County, AZ, IDA, (Place Five
                       and The Greenery), Escrowed to Maturity,
                       6.625%, 1/1/27                                 6,378,586
        1,000          Maricopa County, AZ, IDA, Multifamily,
                       Escrowed to Maturity, 6.45%, 1/1/17            1,096,290
       41,015          Massachusetts Turnpike Authority,
                       Escrowed to Maturity, (FGIC),
                       5.125%, 1/1/23                                38,048,385
        4,300          Mille Lacs Capital Improvements, MN,
                       (Mille Lacs Band of Chippewa Indians),
                       Prerefunded to 11/1/02, 9.25%, 11/1/12         4,977,594
        5,000          Mississippi Hospital Equipment and
                       Facilities Authority, (Magnolia
                       Hospital), Prerefunded to 10/1/01,
                       7.375%, 10/1/21                                5,377,850
      100,000          Mississippi Housing Finance Corp.,
                       Single Family, Escrowed to Maturity,
                       (AMT), 0.00%, 6/1/15                          40,949,000
       22,500          New Jersey Sports and Exposition
                       Authority, (Monmouth Park), Prerefunded
                       to 1/1/05, 8.00%, 1/1/25                      26,379,900
        6,105          North Salt Lake Municipal Building
                       Authority, Davis County, UT, Prerefunded
                       to 12/1/02, 8.625%, 12/1/17                    7,033,876
       46,210          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/20           14,487,297
       72,685          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/21           21,342,497
       45,045          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/23           11,732,421
       15,000          San Joaquin Hills Transportation
                       Corridor Agency, CA, Toll Road Bonds,
                       Escrowed to Maturity, 0.00%, 1/1/25            3,463,050
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-------------------------------------------------------------------------------
      $ 5,435          South Dakota HEFA, (Prairie Lakes Health
                       Care), Prerefunded to 04/1/03,
                       7.25%, 4/1/22                             $    5,991,544
-------------------------------------------------------------------------------
                                                                 $  375,440,734
-------------------------------------------------------------------------------
Gas Utilities -- 0.2%
-------------------------------------------------------------------------------
      $ 5,250          Philadelphia, PA, Natural Gas Works,
                       Variable Rate, 7/1/28(2)                  $    3,902,745
-------------------------------------------------------------------------------
                                                                 $    3,902,745
-------------------------------------------------------------------------------
General Obligations -- 1.6%
-------------------------------------------------------------------------------
      $10,250          Florida Board of Education,
                       4.75%, 6/1/28(4)                          $    8,622,300
       10,190          Georgia, 4.25%, 8/1/18(4)                      8,512,013
       15,000          North East Independent School District,
                       TX, 4.50%, 10/1/28                            11,830,650
        4,800          Texas, Variable Rate, 8/1/24(2)(3)             4,279,872
        2,080          Texas, Variable Rate, 8/1/29(2)(3)             1,798,347
-------------------------------------------------------------------------------
                                                                 $   35,043,182
-------------------------------------------------------------------------------
Hospital -- 5.8%
-------------------------------------------------------------------------------
      $ 6,500          Arizona Health Facilities Authority,
                       (Phoenix Memorial Hospital),
                       8.20%, 6/1/21                             $    6,674,005
        2,325          Berlin, MD, (Atlantic General Hospital),
                       8.375%, 6/1/22                                 2,446,388
       22,000          Colorado Health Facilities Authority,
                       (Rocky Mountain Adventist),
                       6.625%, 2/1/22                                20,250,780
        4,000          Corinth and Alcorn County, MS, (Magnolia
                       Registered Health Center),
                       5.50%, 10/1/21                                 3,531,000
          300          Corinth and Alcorn County, MS, (Magnolia
                       Registered Health Center),
                       5.50%, 10/1/21                                   264,825
        4,000          Crossville, TN, HEFA, (Cumberland
                       Medical Center), 6.75%, 11/1/12                4,162,360
        3,775          Hawaii State Department of Budget and
                       Finance, (Wahiawa General Hospital),
                       7.50%, 7/1/12                                  3,953,406
        1,000          Illinois Health Facilities Authority,
                       (Holy Cross Hospital), 6.70%, 3/1/14           1,059,760
        2,650          Illinois Health Facilities Authority,
                       (Holy Cross Hospital), 6.75%, 3/1/24           2,784,752
        4,500          Indiana Health Facility Financing
                       Authority, (Memorial Hospital and Health
                       Care Center), 7.40%, 3/1/22                    4,711,905
        8,010          Louisiana Public Facilities Authority,
                       (General Health Systems),
                       6.80%, 11/1/16                                 8,398,966
       10,000          Maricopa County, AZ, IDA, (Mayo
                       Foundation), Residual Certificates,
                       Variable Rate, 11/15/37(2)(3)                  7,883,800

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------------
      $ 2,000          Marshall County, AL, (Guntersville-Arab
                       Medical Center), 7.00%, 10/1/09           $    2,091,260
        2,000          Marshall County, AL, (Guntersville-Arab
                       Medical Center), 7.00%, 10/1/13                2,094,120
       13,815          Massachusetts HEFA, (Partners Healthcare
                       System), 5.25%, 7/1/29                        12,133,853
        3,500          Orange County, FL, HFA, (Westminster
                       Community Care), 6.75%, 4/1/34                 3,500,000
        9,000          Philadelphia, PA, HEFA, (Graduate Health
                       System), 6.625%, 7/1/21(1)                     3,330,000
        2,250          Philadelphia, PA, HEFA, (Graduate Health
                       System), 7.25%, 7/1/18(1)                        832,500
        3,075          Prince George's County, MD, (Greater
                       Southeast Healthcare System),
                       6.375%, 1/1/23(1)                              1,382,766
        7,750          Rhode Island HEFA, (Saint Joseph Health
                       Services), 5.50%, 10/1/29                      6,678,252
       25,000          Rochester, MN, (Mayo Clinic),
                       5.50%, 11/15/27                               24,148,750
-------------------------------------------------------------------------------
                                                                 $  122,313,448
-------------------------------------------------------------------------------
Hotel -- 0.1%
-------------------------------------------------------------------------------
      $ 4,205          Niagara County, NY IDA, (Wintergarden
                       Inn Associates), 9.75%, 6/1/11(1)         $    1,660,975
-------------------------------------------------------------------------------
                                                                 $    1,660,975
-------------------------------------------------------------------------------
Housing -- 5.3%
-------------------------------------------------------------------------------
      $ 3,000          ABAG Finance Authority for Nonprofit
                       Corp., CA, (Civic Center Drive
                       Apartments), (AMT), 6.375%, 9/1/32        $    2,999,790
        7,505          Arkansas Development Finance Authority,
                       MFMR, (Park Apartments), (AMT),
                       5.95%, 12/1/28                                 7,004,416
        6,200          Bexar County, TX, Housing Finance Corp.,
                       (Arboretum Apartments), (AMT),
                       6.10%, 8/1/36                                  6,154,368
        7,000          Bexar County, TX, Housing Finance Corp.,
                       (North Knoll Apartments), 5.90%, 4/1/37        6,579,930
        9,350          California Housing Finance Agency, RIBS,
                       (AMT), Variable Rate, 8/1/23(2)               10,121,375
       12,000          California Statewide Communities
                       Development Authority, (Chesapeake Bay
                       Apartments), 6.00%, 6/1/32                    11,396,280
        6,750          California Statewide Communities
                       Development Authority, (Nantucket Bay
                       Apartments), 6.00%, 6/1/32                     6,410,407
        2,500          California Statewide Communities
                       Development Authority, (Oaks at Sunset
                       Apartments), 6.00%, 6/1/36                     2,370,100
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------------
      $ 7,800          California Statewide Communities
                       Development Authority, (San Luis Bay
                       Village Apartments), (AMT),
                       6.25%, 9/1/36                             $    7,777,146
        5,000          Colorado HFA, Single Family Housing,
                       (AMT), 7.55%, 11/1/27                          5,498,850
        1,890          El Paso County, TX, Housing Finance
                       Corp., (San Jose Ltd.), (AMT),
                       6.00%, 8/1/31                                  1,871,270
        3,750          El Paso County, TX, Housing Finance
                       Corp., (San Jose Ltd.), (AMT),
                       6.10%, 8/1/31                                  3,713,212
       10,800          Lake Creek, CO, (Affordable Housing
                       Corp.), 6.25%, 12/1/23                        10,320,156
        8,000          Los Angeles County Housing Authority,
                       CA, (Corporate Fund for Housing),
                       10.50%, 12/1/29                                7,926,080
          995          Louisiana Public Facilities Authority,
                       (Eden Point), 6.25%, 3/1/34                      924,992
        1,455          Maricopa County, AZ, IDA, (National
                       Health Facilities II), 6.375%, 1/1/19          1,399,521
        6,830          Minneapolis, MN, Community Development,
                       Multifamily Housing, (Lindsay Brothers),
                       6.60%, 12/1/18                                 6,792,503
        5,820          Montana Board of Housing, Single Family,
                       (AMT), 5.45%, 6/1/27                           5,389,902
        8,300          Speedway Industrial, IN, (Hermitage
                       Apartments), (AMT), 6.00%, 5/1/31              7,873,048
-------------------------------------------------------------------------------
                                                                 $  112,523,346
-------------------------------------------------------------------------------
Industrial Development Revenue -- 11.8%
-------------------------------------------------------------------------------
      $ 7,500          Austin, TX, (Cargoport Development LLC),
                       (AMT), 8.30%, 10/1/21                     $    7,880,550
        2,000          California Pollution Control Financing
                       Authority, (Laidlaw Environmental),
                       (AMT), 6.70%, 7/1/07                           2,020,040
        2,000          Camden County, NJ, (Holt Hauling),
                       (AMT), 9.875%, 1/1/21                          2,358,280
        6,050          Carbon County, UT, (Laidlaw
                       Environmental), (AMT), 7.50%, 2/1/10           6,566,972
        6,000          Clark County, NV, (Nevada Power), RITES,
                       (AMT), Variable Rate, 10/1/30(2)               5,346,480
        5,000          Connecticut Development Authority,
                       (Connecticut Light and Power), Variable
                       Rate, 9/1/28(2)(3)                             4,266,700
        6,500          Connecticut Development Authority,
                       (Western Mass Electric), Variable Rate,
                       9/1/28(2)(3)                                   5,554,705
       13,550          Courtland, AL, (Champion International
                       Corp.), (AMT), 7.00%, 6/1/22                  14,244,980
       31,500          Denver, CO, Airport Special Facilities,
                       (United Airlines), (AMT),
                       6.875%, 10/1/32                               32,395,860
        8,000          Effingham County, GA, Solid Waste
                       Disposal, (Fort James), (AMT),
                       5.625%, 7/1/18                                 7,633,920

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Industrial Development Revenue (continued)
-------------------------------------------------------------------------------
      $13,480          Gulf Coast, TX, Waste Disposal,
                       (Champion International Corp.), (AMT),
                       6.875%, 12/1/28                           $   14,269,793
        5,928          Gwinnett County, GA,
                       (Plastics/Packaging, Inc.), (AMT),
                       10.75%, 5/1/13(1)                              2,193,201
        6,435          Kimball, NE, EDA, (Clean Harbors, Inc.),
                       10.75%, 9/1/26                                 6,794,330
        7,500          Little River County, AR,
                       (Georgia-Pacific Corp.), (AMT),
                       5.60%, 10/1/26                                 6,771,675
        6,500          Los Angeles, CA, Regional Airports
                       Improvement Corp., (LAXFuel), (AMT),
                       6.50%, 1/1/32                                  6,613,945
        5,000          McMinn County, TN, (Calhoun Newsprint
                       Co. - Bowater, Inc.), (AMT),
                       7.40%, 12/1/22                                 5,352,750
       10,000          Michigan Strategic, (S.D. Warren Co.),
                       7.375%, 1/15/22                               10,635,400
       15,000          Michigan Strategic, (S.D. Warren Co.),
                       (AMT), 7.375%, 1/15/22                        15,953,100
        3,810          Middleboro, MA, (Read Corp.),
                       9.50%, 10/1/10                                 3,972,573
       17,000          New Jersey EDA, (Holt Hauling),
                       7.75%, 3/1/27                                 18,192,890
        1,500          New Jersey EDA, (Holt Hauling), (AMT),
                       7.90%, 3/1/27                                  1,625,565
        1,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                  1,053,690
       22,600          Peninsula Ports Authority, VA, (Zeigler
                       Coal), 6.90%, 5/2/22                          22,125,400
       10,000          Pennsylvania, IDA, (Sun Company), (AMT),
                       7.60%, 12/1/24                                10,885,500
        2,585          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.90%, 4/1/24(5)                 2,223,100
        2,000          Riverdale Village, IL, (ACME Metals,
                       Inc.), (AMT), 7.95%, 4/1/25(5)                 1,720,000
        2,285          Savannah, GA, (Intercat-Savannah, Inc.),
                       (AMT), 9.75%, 7/1/10                           1,763,197
        3,810          Savannah, GA, EDA, (Intercat-Savannah,
                       Inc.), (AMT), 9.00%, 1/1/15                    2,929,509
        2,000          Skowhegan, ME, (S.D. Warren Co.), (AMT),
                       6.65%, 10/15/15                                2,034,180
        3,500          Toole County, UT, Pollution Control,
                       (Laidlaw Environmental), (AMT),
                       7.55%, 7/1/27                                  3,698,170
       18,500          Valdez, AK, (British Petroleum),
                       Variable Rate, 8/1/25(2)(3)                   17,891,720
        4,000          Yavapai County, AZ, IDA, (Citizens
                       Utilities Co.), (AMT), 5.45%, 6/1/33           3,939,440
-------------------------------------------------------------------------------
                                                                 $  250,907,615
-------------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Insured-Education -- 0.8%
-------------------------------------------------------------------------------
      $ 7,500          Massachusetts Industrial Financing
                       Authority, (Tufts University), (MBIA),
                       4.75%, 2/15/28                            $    6,251,175
       12,000          Virginia College, Building Authority,
                       Educational Facility, (Washington and
                       Lee University), (MBIA), 5.25%, 1/1/31        11,190,360
-------------------------------------------------------------------------------
                                                                 $   17,441,535
-------------------------------------------------------------------------------
Insured-Electric Utilities -- 6.5%
-------------------------------------------------------------------------------
      $10,000          Brazos River Authority, TX, (Houston
                       Lighting and Power Co.), (AMBAC), (AMT),
                       5.05%, 11/1/18(4)                         $    9,100,800
       11,000          Hawaii Budget and Finance Department,
                       (Hawaiian Electric Co.), (AMBAC), (AMT),
                       5.75%, 12/1/18(4)                             10,755,470
        9,000          Intermountain Power Agency, UT, (MBIA),
                       5.00%, 7/1/19                                  8,095,590
       22,000          Intermountain Power Agency, UT, (MBIA),
                       5.75%, 7/1/19                                 21,907,820
       10,000          Intermountain Power Agency, UT, (MBIA),
                       6.00%, 7/1/16(4)                              10,374,300
       10,000          Long Island Power Authority, NY, (FSA),
                       5.125%, 12/1/22                                9,117,500
       10,000          Los Angeles, CA, Department of Water and
                       Power, (MBIA), 5.00%, 10/15/33                 8,785,300
       12,500          Matagorda County, TX, Navigation
                       District, (Houston Lighting), (AMBAC),
                       (AMT), 5.125%, 11/1/28                        11,074,750
       26,000          Piedmont, SC, Municipal Power Agency,
                       (MBIA), 4.75%, 1/1/25                         21,519,940
       16,500          Sacramento, CA, Municipal Utility
                       District, (MBIA), Variable Rate,
                       11/15/15(2)                                   16,706,250
       15,350          South Carolina Public Services, RIBS,
                       (FGIC), Variable Rate, 1/1/25(2)(3)           11,186,313
-------------------------------------------------------------------------------
                                                                 $  138,624,033
-------------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
-------------------------------------------------------------------------------
      $14,000          Chicago, IL, Board of Education, (FGIC),
                       0.00%, 12/1/29                            $    2,279,340
       25,725          Dallas County, TX, Utility and
                       Reclamation District, (AMBAC),
                       5.875%, 2/15/29(6)                            25,561,132
       10,000          Lancaster, PA, (FGIC), 4.50%, 5/1/28           7,955,100
        5,330          McGuffey, PA, School District, (AMBAC),
                       4.75%, 8/1/28                                  4,436,905
        3,125          Spring Ford, PA, School District,
                       (FGIC), 4.75%, 3/1/25                          2,631,188
        3,950          Umatilla County, OR, School District,
                       (MBIA), Variable Rate, 6/15/14(2)(3)           3,518,344

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------------
      $10,000          University of Vermont and State
                       Agricultural College, VT, (MBIA),
                       4.75%, 10/1/38                            $    8,017,800
-------------------------------------------------------------------------------
                                                                 $   54,399,809
-------------------------------------------------------------------------------
Insured-Hospital -- 1.0%
-------------------------------------------------------------------------------
      $15,460          Maryland HEFA, (Medlantic/Helix Issue),
                       (FSA), 5.25%, 8/15/38                     $   14,057,160
        7,000          Montgomery County, PA, HEFA, (Abington
                       Memorial Hospital) (AMBAC), Variable
                       Rate, 7/5/11(2)                                7,770,000
-------------------------------------------------------------------------------
                                                                 $   21,827,160
-------------------------------------------------------------------------------
Insured-Housing -- 0.4%
-------------------------------------------------------------------------------
      $ 7,525          SCA Multifamily Mortgage, Industrial
                       Development Board, Hamilton County, TN,
                       (FSA), (AMT), 7.35%, 1/1/30               $    8,126,925
-------------------------------------------------------------------------------
                                                                 $    8,126,925
-------------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.5%
-------------------------------------------------------------------------------
      $11,950          Chicago, IL, (The Peoples Gas Light and
                       Coke Company), RIBS, (AMBAC), (AMT),
                       Variable Rate, 12/1/23(2)(3)              $   11,250,089
-------------------------------------------------------------------------------
                                                                 $   11,250,089
-------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.9%
-------------------------------------------------------------------------------
      $13,500          East Bay, CA, Municipal Utility
                       District, (MBIA), 4.75%, 6/1/34           $   11,295,720
       17,500          East Bay, CA, Municipal Utility
                       District, (MBIA), 4.75%, 6/1/28(4)            14,913,150
        7,000          George L. Smith, (Georgia World Congress
                       Center-Domed Stadium), (MBIA), (AMT),
                       5.50%, 7/1/20(6)                               6,562,570
        9,800          Metropolitan Pier and Exposition
                       Authority, IL, (McCormick Place
                       Expansion), RIBS, (MBIA), Variable Rate,
                       6/15/27(2)(3)                                 10,643,682
        4,500          Pennsylvania Turnpike Commission Oil
                       Franchise Tax, (AMBAC), Variable Rate,
                       12/1/27(2)(3)                                  2,994,930
        3,415          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/12                         1,669,218
       10,935          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/15                         4,379,358
       10,000          Regional Transportation Authority, LA,
                       (FGIC), 0.00%, 12/1/21                         2,732,200
       20,000          South Orange County, CA, Public
                       Financing Authority, (FGIC), Variable
                       Rate, 8/15/15(4)                              19,450,000
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------------
      $ 7,000          Utah Municipal Finance Corp., Local
                       Government Revenue, (FSA), 0.00%, 3/1/10  $    4,038,160
        6,000          Utah Municipal Finance Corp., Local
                       Government Revenue, (FSA),
                       0.00%, 3/1/11                                  3,247,020
-------------------------------------------------------------------------------
                                                                 $   81,926,008
-------------------------------------------------------------------------------
Insured-Transportation -- 5.4%
-------------------------------------------------------------------------------
      $ 1,680          Central Puget Sound, WA, Transportation
                       Authority, (FGIC), 4.75%, 2/1/28          $    1,382,623
       12,000          Florida Turnpike Authority, (FSA),
                       4.50%, 7/1/28(4)                               9,581,760
        8,750          Manchester Airport, NH, (MBIA),
                       4.50%, 1/1/28                                  6,772,675
       19,000          Massachusetts State Turnpike Authority,
                       (FGIC), 5.00%, 1/1/20                         17,552,010
       14,400          Metropolitan Washington, DC Airport
                       Authority, (MBIA), Variable Rate,
                       4/1/21(2)(3)                                  14,010,912
       18,200          Mobile, AL, Airport Authority, (MBIA),
                       6.375%, 10/1/14(4)                            19,526,780
       15,250          New Hampshire Turnpike System, (FGIC),
                       4.75%, 4/1/29                                 12,673,818
       10,000          Ohio Turnpike Commission, (FGIC),
                       4.50%, 2/15/24                                 8,074,700
        8,000          Ohio Turnpike Commission, (FGIC),
                       4.75%, 2/15/28                                 6,667,920
       10,000          Triborough Bridge and Tunnel Authority,
                       NY, (MBIA), Variable Rate, 1/1/19(2)(3)       10,276,400
       10,000          West Virginia, (FGIC), 4.50%, 6/1/23           8,143,300
-------------------------------------------------------------------------------
                                                                 $  114,662,898
-------------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
-------------------------------------------------------------------------------
      $31,125          Atlanta, GA, (Water and Wastewater),
                       (FGIC), 5.00%, 11/1/38                    $   26,553,049
       20,980          Chicago, IL, Wastewater Transmission,
                       (MBIA), 0.00%, 1/1/26                          4,332,160
        7,150          Harrisburg, PA, Water Revenue Bonds,
                       RIBS, (FGIC), Variable Rate, 8/11/16(2)        6,560,125
       15,000          Honolulu, HI, City and County Waterworks
                       System Revenue, (FGIC), 4.50%, 7/1/28         11,925,300
       11,645          King County, WA, Sewer, (FGIC),
                       5.25%, 1/1/35                                 10,361,605
        7,100          Louisville and Jefferson County, KY,
                       Metropolitan Sewer District and Drainage
                       System Revenue, (FGIC), 4.75%, 5/15/28         5,913,732
        9,965          New York City, NY, Municipal Water
                       Finance Authority, (Water and Sewer
                       System), (FGIC), 4.75%, 6/15/31                8,250,422

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Insured-Water and Sewer (continued)
-------------------------------------------------------------------------------
      $ 9,000          Tampa Bay, FL, Water Utility System,
                       (FGIC), 4.75%, 10/1/27                    $    7,541,640
-------------------------------------------------------------------------------
                                                                 $   81,438,033
-------------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.3%
-------------------------------------------------------------------------------
      $ 6,645          Hardeman County, TN, (Correctional
                       Facilities Corp.), 7.75%, 8/1/17          $    7,111,147
-------------------------------------------------------------------------------
                                                                 $    7,111,147
-------------------------------------------------------------------------------
Miscellaneous -- 1.5%
-------------------------------------------------------------------------------
      $ 5,520          American Samoa Economic Development
                       Authority, (Executive Office Building),
                       10.125%, 9/1/08                           $    5,721,259
       12,000          Charter Mac Equity, (AMT),
                       6.625%, 6/30/09                               11,823,360
       10,200          Orange County, NC, (Community Activity
                       Corp.), 8.00%, 3/1/24(1)                       5,100,000
        1,600          Pittsfield Township, MI, EDC, (Arbor
                       Hospice), 7.875%, 8/15/27                      1,610,464
        3,416          Tax Exempt Securities Trust,
                       5.50%, 12/1/36(3)                              3,072,455
        3,664          Tax Exempt Securities Trust,
                       5.875%, 12/1/36(3)                             3,466,358
-------------------------------------------------------------------------------
                                                                 $   30,793,896
-------------------------------------------------------------------------------
Nursing Home -- 6.5%
-------------------------------------------------------------------------------
      $13,125          Bell County, TX, (Riverside Healthcare,
                       Inc. - Normandy Terrace), 9.00%, 4/1/23   $   15,129,188
        3,755          Collier County, FL, IDA, Retirement
                       Rental, (Beverly Enterprises - Florida,
                       Inc.), 10.75%, 3/1/03                          4,064,187
        4,885          Delaware County, PA, (Mainline -
                       Haverford Nursing and Rehabilitation
                       Centers), 9.00%, 8/1/22                        5,478,039
        2,150          Hillsborough County, FL, IDA, (Tampa Bay
                       Retirement Center), 0.00%, 6/1/25              1,071,904
       10,085          Hillsborough County, FL, IDA, (Tampa Bay
                       Retirement Center), 7.00%, 6/1/25              9,719,520
       10,000          Indianapolis, IN, (National Benevolent
                       Association - Robin Run Village),
                       7.625%, 10/1/22                               10,591,000
        3,370          Lackawanna County, PA, IDA, (Edella
                       Street Associates), 8.875%, 9/1/14             3,626,963
        2,660          Luzerne County, PA, IDA, (River Street
                       Associates), 8.75%, 6/15/07                    2,848,009
       13,250          Massachusetts Industrial Financing
                       Authority, (Age Institute of
                       Massachusetts), 8.05%, 11/1/25                14,287,740
       11,755          Mississippi Business Finance Corp.,
                       (Magnolia Healthcare), 7.99%, 7/1/25          12,136,215
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------

Nursing Home (continued)
-------------------------------------------------------------------------------
        6,750          Missouri HEFA, (Bethesda Health Group of
                       Saint Louis, Inc.), 6.625%, 8/15/05            6,994,148
      $14,000          Missouri HEFA, (Bethesda Health Group of
                       Saint Louis, Inc.), 7.50%, 8/15/12        $   15,177,540
       12,370          Montgomery, PA, IDA, (Advancement of
                       Geriatric Health Care Institute),
                       8.375%, 7/1/23                                13,207,325
        4,885          New Jersey EDA, (Claremont Health
                       System, Inc.), 9.10%, 9/1/22                   5,321,866
        5,915          New Jersey EDA, (Victoria Health Corp.),
                       7.75%, 1/1/24                                  6,276,702
        5,000          Sussex County, DE, (Delaware Health
                       Corp.), 7.50%, 1/1/14                          5,136,750
        5,000          Sussex County, DE, (Delaware Health
                       Corp.), 7.60%, 1/1/24                          5,149,000
        2,440          Westmoreland, PA, (Highland Health
                       Systems, Inc.), 9.25%, 6/1/22                  2,663,040
-------------------------------------------------------------------------------
                                                                 $  138,879,136
-------------------------------------------------------------------------------
Senior Living / Life Care -- 3.9%
-------------------------------------------------------------------------------
      $14,700          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       5.75%, 12/15/28                           $   13,246,464
       10,000          Albuquerque, NM, Retirement Facilities,
                       (La Vida Liena Retirement Center),
                       6.60%, 12/15/28                                9,225,300
       10,000          Atlantic Beach, FL, (Fleet Landing),
                       8.00%, 10/1/24                                10,818,500
       12,435          De Kalb County, GA, Private Hospital
                       Authority, (Atlanta, Inc.),
                       8.50%, 3/1/25(5)                               6,217,500
        2,100          Loudoun County, VA, IDA, (Falcons
                       Landing), 9.25%, 7/1/04                        2,362,374
       15,000          Louisiana HFA, (HCC Assisted Living
                       Group 1), (AMT), 9.00%, 3/1/25                16,231,350
       12,400          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       6.75%, 1/1/33                                 11,363,608
          800          North Miami, FL, Health Facilities
                       Authority, (Imperial Club),
                       9.00%, 1/1/12                                    803,400
        5,500          Ridgeland, MS, Urban Renewal, (The
                       Orchard), 7.75%, 12/1/15                       5,780,720
        2,565          South Dakota HEFA, (Prairie Lakes Health
                       Care), 7.25%, 4/1/22                           2,763,326
        4,000          Wisconsin HEFA, (Senior Housing),
                       7.00%, 8/1/29                                  3,969,760
          640          Wisconsin HEFA, (Senior Housing),
                       8.00%, 8/1/02                                    640,467
-------------------------------------------------------------------------------
                                                                 $   83,422,769
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Special Tax Revenue -- 0.5%
-------------------------------------------------------------------------------
      $10,000          Lincoln, CA, Public Financing Authority,
                       (Twelve Bridges), 6.20%, 9/2/25           $    9,993,000
-------------------------------------------------------------------------------
                                                                 $    9,993,000
-------------------------------------------------------------------------------
Transportation -- 2.6%
-------------------------------------------------------------------------------
      $20,000          Atlanta, GA, Metropolitan Rapid
                       Transportation Authority, Variable Rate,
                       7/1/20(2)(3)                              $   16,688,800
        5,750          Connector 2000 Association, Inc., South
                       Carolina Bridge & Toll Road Revenue,
                       (Southern Connector), 5.25%, 1/1/23            4,908,775
        4,735          Denver, CO, City and County Airport
                       Revenue, (AMT), 7.50%, 11/15/23                5,220,906
       10,000          Kansas Highway Transportation
                       Department, 5.75%, 9/1/18                     10,078,400
       15,000          Port Authority of New York and New
                       Jersey, (AMT), Variable Rate, 1/15/27(2)      15,660,000
        3,000          Tri-County, OR, Metropolitan
                       Transportation District, Variable Rate,
                       8/1/19(2)(3)                                   2,481,060
-------------------------------------------------------------------------------
                                                                 $   55,037,941
-------------------------------------------------------------------------------
Water and Sewer -- 2.7%
-------------------------------------------------------------------------------
      $10,960          California Water Resources, (Central
                       Valley), Variable Rate, 12/1/24(2)(3)     $    9,455,082
       10,135          California Water Resources, (Central
                       Valley), Variable Rate, 12/1/28(2)(3)          8,136,783
       10,000          De Kalb County, GA, (Water and Sewer),
                       5.00%, 10/1/28                                 8,826,200
       12,500          Jacksonville, FL, (Water and Sewer),
                       5.375%, 10/1/29                               11,656,625
        7,000          Metropolitan Southern California
                       Waterworks, Variable Rate, 7/1/27(2)(3)        4,840,360
        1,805          Metropolitan Southern California
                       Waterworks, 3.05%, 7/1/21                      1,805,000
        9,400          Metropolitan Southern California
                       Waterworks, Variable Rate, 7/1/21(2)(3)        6,499,442
        8,100          New York City, NY, Municipal Water
                       Finance Authority, 5.00%, 6/15/29              7,108,884
-------------------------------------------------------------------------------
                                                                 $   58,328,376
-------------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost, $2,097,651,227)                             $2,121,296,645
-------------------------------------------------------------------------------

TAXABLE-INVESTMENT -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-------------------------------------------------------------------------------
Senior Living / Life Care -- 0.0%
-------------------------------------------------------------------------------
      $   305          Ridgeland, MS, Urban Renewal, (The
                       Orchard), 9.00%, 12/1/00                  $      305,131
-------------------------------------------------------------------------------
                                                                 $      305,131
-------------------------------------------------------------------------------
Total Taxable-Investment
   (identified cost, $305,000)                                   $      305,131
-------------------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost, $2,097,956,227)                             $2,121,601,776
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                           $    3,943,037
-------------------------------------------------------------------------------
Net Assets -- 100.0%                                             $2,125,544,813
-------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

At September 30, 1999, the concentration of the Portfolio's investments in the various states, determined as a percentage of total investments, is as follows:


California                                 11.1%
Others, representing less than 10%         88.7%
individually

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 26.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.3% to 10.5% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) Security (or a portion thereof) has been segregated to cover when-issued securities.
(5)  The Portfolio is accruing only partial interest on this security.
(6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $2,097,956,227)      $2,121,601,776
Cash                                          11,257,519
Receivable for investments sold                  183,270
Interest receivable                           37,079,429
--------------------------------------------------------
TOTAL ASSETS                              $2,170,121,994
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   10,733,119
Demand note payable                            2,000,000
Payable to affiliate for Trustees' fees            3,716
Payable for when-issued securities            31,818,945
Accrued expenses                                  21,401
--------------------------------------------------------
TOTAL LIABILITIES                         $   44,577,181
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $2,125,544,813
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,101,899,264
Net unrealized appreciation (computed on
   the basis of identified cost)              23,645,549
--------------------------------------------------------
TOTAL                                     $2,125,544,813
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 1999
Investment Income
-------------------------------------------------------
Interest                                  $ 146,903,416
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 146,903,416
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $   9,604,930
Trustees fees and expenses                       46,609
Legal and accounting services                   121,705
Custodian fee                                   393,855
Miscellaneous                                   141,302
-------------------------------------------------------
TOTAL EXPENSES                            $  10,308,401
-------------------------------------------------------
Deduct:
   Reduction of custodian fee             $     393,855
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     393,855
-------------------------------------------------------

NET EXPENSES                              $   9,914,546
-------------------------------------------------------

NET INVESTMENT INCOME                     $ 136,988,870
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  29,879,276
   Financial futures contracts                1,881,412
-------------------------------------------------------
NET REALIZED GAIN                         $  31,760,688
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(284,216,835)
   Financial futures contracts                3,608,750
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(280,608,085)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(248,847,397)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(111,858,527)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 1999  SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      136,988,870  $      133,228,452
   Net realized gain                              31,760,688          62,170,470
   Net change in unrealized appreciation
      (depreciation)                            (280,608,085)         13,950,121
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (111,858,527) $      209,349,043
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      375,986,994  $      389,124,010
   Withdrawals                                  (478,708,432)       (439,963,679)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     (102,721,438) $      (50,839,669)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (214,579,965) $      158,509,374
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $    2,340,124,778  $    2,181,615,404
--------------------------------------------------------------------------------
AT END OF YEAR                            $    2,125,544,813  $    2,340,124,778
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED SEPTEMBER 30,
                                 --------------------------------------------------------------
                                    1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------
Expenses                             0.45%        0.45%        0.52%        0.49%          0.50%
Expenses after custodian fee
   reduction                         0.43%        0.43%        0.52%        0.48%          0.49%
Net investment income                5.92%        5.93%        6.51%        6.65%          7.00%
Portfolio Turnover                     60%          28%          17%          19%            54%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)               $2,125,545   $2,340,125   $2,181,615   $2,212,478   $2,260,646
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1999, the fee was equivalent to 0.42% of the Portfolio's average daily net assets for such period and amounted to $9,604,930. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,418,989,864 and $1,370,293,031, respectively, for the year ended September 30, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,098,176,419
    --------------------------------------------------------
    Gross unrealized appreciation             $  120,834,158
    Gross unrealized depreciation                (97,408,801)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   23,425,357
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks ($120 million effective October 12, 1999). The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Portfolio had a balance outstanding pursuant to this line of credit of $2,000,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no outstanding obligations under these financial instruments.

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF NATIONAL MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended September 30, 1999. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 1999, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         October 29, 1999

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partner

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISOR OF
NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP, INC.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


EATON VANCE MUNICIPALS TRUST
The Eaton Vance Building
255 State Street
Boston, MA 02109


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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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2-2268-11/99                                                     HMSRC-11/99